Prospectus 2 [Member] Average Annual Total Returns - Prospectus 2	12 Months Ended	60 Months Ended	117 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.47%	3.47%	3.47%	[1]
Performance Inception Date			Apr. 07, 2015
ICE BofA U.S. Treasury Bill Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.37%	11.37%	11.37%	[1]
Performance Inception Date			Apr. 07, 2015
Bloomberg U.S. MBS Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.18%	2.18%	2.18%	[1]
Performance Inception Date			Apr. 07, 2015
Class I
Prospectus [Line Items]
Average Annual Return, Percent	10.67%	3.18%	4.04%	[1]
Performance Inception Date			Apr. 07, 2015
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.69%	0.50%	1.86%	[1]
Performance Inception Date			Apr. 07, 2015
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.25%	1.21%	2.12%	[1]
Performance Inception Date			Apr. 07, 2015

[1]	Since inception April 07, 2015.